ACQUISITIONS	12 Months Ended
Dec. 31, 2025
Business Combinations [Abstract]
ACQUISITIONS

12. ACQUISITIONS

Southern Ice Equipment Distributors, Inc.

On May 1, 2025, one of our wholly owned subsidiaries acquired Southern Ice Equipment Distributors, Inc. (“SIE”), a distributor of food service and ice machine equipment, parts and supplies with annual sales of approximately $30,000 operating from seven locations in Arizona, Arkansas, Louisiana, Mississippi, New Mexico, and Texas. Consideration for the purchase consisted of $14,150 in cash, net of cash acquired of $699, and 7,400 shares of Common stock having a fair value of $3,133, net of a discount for lack of marketability. The purchase price resulted in the recognition of $7,872 in goodwill and intangibles. The fair value of the identified intangible assets was $3,651 and consisted of $2,795 in trade names and distribution rights, and $856 in customer relationships to be amortized over an 18-year period. The tax basis of such goodwill is deductible for income tax purposes over 15 years.

Hawkins HVAC Distributors, Inc.

On April 1, 2025, one of our wholly owned subsidiaries acquired Hawkins HVAC Distributors, Inc., a distributor of residential HVAC equipment and supplies with annual sales of approximately $9,000, operating from two locations in North Carolina and

South Carolina. Consideration for the purchase consisted of $2,452 in cash, net of cash acquired of $368. The purchase price resulted in the recognition of $269 in goodwill. The tax basis of such goodwill is deductible for income tax purposes over 15 years.

W.L. Lashley & Associates, Inc.

On January 3, 2025, Carrier Enterprise I, one of our joint ventures with Carrier, in which we have an 80% controlling interest, acquired Lashley, a distributor of commercial HVAC supplies with annual sales of approximately $8,000, operating from one location in Houston, Texas. Consideration for the purchase consisted of $3,662 in cash, net of cash acquired of $837, 1,036 shares of Common stock having a fair value of $493, and $838 for repayment of indebtedness. Carrier contributed $999 cash to Carrier Enterprise I in connection with the acquisition of Lashley. The purchase price resulted in the recognition of $3,064 in goodwill. The tax basis of such goodwill is deductible for income tax purposes over 15 years.

Commercial Specialists, Inc.

On February 1, 2024, one of our wholly owned subsidiaries acquired Commercial Specialists, Inc. (“CSI”), a distributor of HVAC products with annual sales of approximately $13,000, operating from two locations in Kentucky and Ohio. Consideration for the purchase consisted of $6,037 in cash, net of cash acquired of $1,426, 1,904 shares of Common stock having a fair value of $752, and $562 for repayment of indebtedness. The purchase price resulted in the recognition of $2,469 in goodwill. The tax basis of such goodwill is deductible for income tax purposes over 15 years.

Gateway Supply Company, Inc.

On September 1, 2023, we acquired substantially all the assets and assumed certain of the liabilities of Gateway Supply Company, Inc. (“GWS”), a plumbing and HVAC distributor with annual sales of approximately $180,000, operating from 15 locations in South Carolina and one location in Charlotte, North Carolina. We formed a new, wholly owned subsidiary, Gateway Supply LLC, that operates this business. Consideration for the net purchase price consisted of $4,000 in cash, net of cash acquired of $3,102, and 280,215 shares of Common stock having a fair value of $101,645, net of a discount for lack of marketability. Of the 280,215 shares of Common stock issued, 21,228 shares were subject to a contractual restriction that generally prohibited the sale or other transfer of such shares by GWS and its permitted transferees for a period of one year following the closing date with respect to half of such shares, and two years following the closing date with respect to the other half of such shares. The purchase price resulted in the recognition of $69,086 in goodwill and intangibles. The fair value of the identified intangible assets was $44,000 and consisted of $18,600 in trade names and distribution rights, and $25,400 in customer relationships to be amortized over an 18-year period. The tax basis of the acquired goodwill recognized is not deductible for income tax purposes.

The table below presents the allocation of the total consideration to tangible and intangible assets acquired and liabilities assumed from the acquisition of GWS based on their respective fair values as of September 1, 2023:

Accounts receivable	$21,159
Inventories	37,098
Other current assets	319
Property and equipment	3,213
Operating lease ROU assets	15,737
Goodwill	25,086
Intangibles	44,000
Other assets	86
Current portion of lease liabilities	(3,633)
Accounts payable	(8,306)
Accrued expenses and other current liabilities	(4,934)
Operating lease liabilities, net of current portion	(12,434)
Finance lease liabilities, net of current portion	(1,431)
Other liabilities	(13,417)
Total	$102,543

Capitol District Supply Co., Inc.

On March 3, 2023, one of our wholly owned subsidiaries acquired Capitol District Supply Co., Inc., a distributor of plumbing and air conditioning and heating products with annual sales of approximately $13,000, operating from three locations in New York. Consideration for the purchase consisted of $1,217 in cash, net of cash acquired of $144, and $1,851 for repayment of indebtedness. The purchase price resulted in the recognition of $1,055 in goodwill and intangibles. The fair value of the identified intangible assets was $606 and consisted of $430 in trade names and distribution rights, and $176 in customer relationships to be amortized over an 18-year period. The tax basis of such goodwill is deductible for income tax purposes over 15 years.

The results of operations of these acquisitions have been included in the consolidated financial statements from their respective dates of acquisition. The pro-forma effect of these acquisitions was not deemed significant to the consolidated financial statements.